GOODWILL AND INTANGIBLE ASSETS, NET - Intangible Assets (Details) ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	₽ 18,821		₽ 19,308
Less: Accumulated amortization	(8,456)		(7,763)
Net carrying value	10,365		11,545		$ 131.5
Amortization expenses of intangible assets	2,613	$ 33.1	2,304	₽ 2,108
Intangible assets						₽ 357	₽ 7,257	₽ 82	₽ 59
Estimated amortization expense
2020	2,179				27.6
2021	1,649				20.9
2022	1,267				16.1
2023	1,001				12.7
2024	777				9.9
Thereafter	2,920				37.0
Total	9,793				124.2
Trade names and domain names
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	3,291		3,331
Less: Accumulated amortization	(1,233)		(803)
Net carrying value	2,058		2,528		26.1
Trade names and domain names | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	2,115
Customer relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	6,108		6,108
Less: Accumulated amortization	(1,180)		(731)
Net carrying value	4,928		5,377		62.5
Customer relationships | UBER
GOODWILL AND INTANGIBLE ASSETS, NET
Intangible assets	5,142
Content and software
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	1,153		1,040
Less: Accumulated amortization	(832)		(554)
Net carrying value	321		486		4.1
Supplier Relationships
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	12		12
Less: Accumulated amortization	(12)		(7)
Net carrying value			5
Workforce
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	276		276
Less: Accumulated amortization	(276)		(276)
Patents and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	52		52
Less: Accumulated amortization	(44)		(37)
Net carrying value	8		15		0.1
Non-compete agreements
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	41		41
Less: Accumulated amortization	(40)		(34)
Net carrying value	1		7
Technology and licenses
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	7,316		7,937
Less: Accumulated amortization	(4,839)		(5,321)
Net carrying value	2,477		2,616		31.4
Assets not yet in use
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	572		511
Net carrying value	572		511		7.3
Total Other Intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	7,888		8,448
Less: Accumulated amortization	(4,839)		(5,321)
Net carrying value	3,049		3,127		38.7
Amortization expenses of intangible assets	1,434	18.1	1,297	1,729
Estimated amortization expense
2020	1,197
2021	703
2022	366
2023	179
2024	32
Total	2,477
Acquisition-related intangible assets
GOODWILL AND INTANGIBLE ASSETS, NET
Cost	10,933		10,860
Less: Accumulated amortization	(3,617)		(2,442)
Net carrying value	7,316		8,418		$ 92.8
Amortization expenses of intangible assets	1,179	$ 15.0	₽ 1,007	₽ 379
Estimated amortization expense
2020	982
2021	946
2022	901
2023	822
2024	745
Thereafter	2,920
Total	₽ 7,316